Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (18,114)	$ (72,064)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,057	260
Stock-based compensation	5,831	8,028
Change in fair value of warrant liability	3,101	(951)
Loss on lease termination	754	0
Amortization of debt issuance costs	322	70
Noncash other	384	(358)
Changes in operating assets and liabilities:
Inventory	674	(522)
Prepaid expenses and other current assets	(645)	(2,436)
Other long-term assets	8	(755)
Accounts payable	826	(6,075)
Accrued liabilities	2,423	(276)
Deferred revenue	519	212
Deferred rent	381	0
Net cash used in operating activities	(2,479)	(74,867)
Investing activities
Purchases of investments	(95,008)	(42,012)
Maturities of investments	47,990	4,500
Proceeds from sales of investments	11,550	0
Investment in website development, internal-use software, and intangible assets	(2,496)	(1,479)
Purchases of property, equipment, and intangible assets	(1,737)	(308)
Net cash used in investing activities	(39,701)	(39,299)
Financing activities
Proceeds from issuance of redeemable convertible preferred stock	52,034	102,793
Payments for Issuance Costs of Redeemable Convertible Preferred Stock	(134)	(227)
Proceeds from exercise of Series C preferred stock warrants	29	0
Proceeds from exercise of Class A common stock warrants	561	0
Proceeds from exercise of vested and unvested stock options, net of repurchases of unvested shares	123	44
Borrowings of principal on term loan	0	2,136
Repayments of principal on term loan	(1,515)	(9,051)
Payments for debt issuance costs	0	(377)
Payments for transaction costs	(3,356)	0
Net cash provided by financing activities	47,742	95,318
Foreign currency effect on cash and cash equivalents	(9)	(5)
Increase (decrease) in cash, cash equivalents, and restricted cash	5,553	(18,853)
Cash, cash equivalents, and restricted cash at beginning of year	22,797	41,650
Cash, cash equivalents, and restricted cash at end of year	28,350	22,797
Supplemental disclosures of cash flow information
Cash paid for taxes	221	139
Cash paid for interest	10	361
Noncash investing and financing activities:
Exercise of preferred stock warrants	11,292	0
Expiration of Class A common stock redemption right	4,500	0
Redeemable Class A common stock reclassification	0	4,500
Deferred transaction costs payable	573	0
Warrants issued for debt issuance costs	0	133
Vesting of early exercised stock options	$ 31	$ 12